Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Balances as of January 1, 2016	$ 57,047,422
Balances as of December 31, 2016	75,466,722	$ 57,047,422
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balances as of January 1, 2016	90,168,344	75,769,715
Effect of foreign currency Exchange differences	483,545
Additions	28,065,101	12,390,941
Business combination under common control (Note 16)		2,082,349
Disposals	(111,539)	(74,661)
Balances as of December 31, 2016	118,605,451	90,168,344
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balances as of January 1, 2016	(33,120,922)	(22,540,446)
Effect of foreign currency Exchange differences	(251,999)
Additions	(9,877,347)
Business combination under common control (Note 16)		(1,743,279)
Disposals	111,539	8,711
Amortization		(8,845,908)
Balances as of December 31, 2016	(43,138,729)	(33,120,922)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balances as of January 1, 2016	26,541,364
Balances as of December 31, 2016	44,960,664	26,541,364
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balances as of January 1, 2016	59,662,286	45,263,657
Effect of foreign currency Exchange differences	483,545
Additions	28,065,101	12,390,941
Business combination under common control (Note 16)		2,082,349
Disposals	(111,539)	(74,661)
Balances as of December 31, 2016	88,099,393	59,662,286
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balances as of January 1, 2016	(33,120,922)	(22,540,446)
Effect of foreign currency Exchange differences	(251,999)
Additions	(9,877,347)
Business combination under common control (Note 16)		(1,743,279)
Disposals	111,539	8,711
Amortization		(8,845,908)
Balances as of December 31, 2016	(43,138,729)	(33,120,922)
Mining rights [member]
Disclosure of detailed information about intangible assets [line items]
Balances as of January 1, 2016	30,506,058
Balances as of December 31, 2016	30,506,058	30,506,058
Mining rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balances as of January 1, 2016	30,506,058	30,506,058
Balances as of December 31, 2016	$ 30,506,058	$ 30,506,058